BUSINESS SEGMENTS - Revenue, Operating Income and Other Selected Financial Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 29, 2018 USD ($)	Jun. 29, 2018 USD ($) segment	Jun. 30, 2017 USD ($)
Segment Reporting Information [Line Items]
Revenue		$ 6,168	$ 5,897
Income from Continuing Operations before Income Taxes
Non-operating income		156	166
Net interest expense		(168)	(170)
Income from continuing operations before income taxes		$ 908	889
Number of reportable segments | segment		3
Amortization expense related to intangible assets		$ 117	126
Losses and other costs relate to debt refinancing		24	0
Selected Financial Information by Business Segment and Geographical Area
Capital Expenditures		136	119
Depreciation and Amortization		259	311
Fixed-rate debt
Income from Continuing Operations before Income Taxes
Losses and other costs relate to debt refinancing	$ 22	27
Exelis
Income from Continuing Operations before Income Taxes
Amortization expense related to intangible assets		101	109
US Operations
Segment Reporting Information [Line Items]
Revenue		5,854	5,637
Selected Financial Information by Business Segment and Geographical Area
Long-lived assets	892	892	896
International Operations
Segment Reporting Information [Line Items]
Revenue		314	260
Selected Financial Information by Business Segment and Geographical Area
Long-lived assets	$ 8	8	8
Discontinued operations
Selected Financial Information by Business Segment and Geographical Area
Capital Expenditures		0	4
Depreciation and Amortization		0	39
Communication Systems
Segment Reporting Information [Line Items]
Revenue		1,904	1,754
Electronic Systems
Segment Reporting Information [Line Items]
Revenue		2,365	2,245
Space and Intelligence Systems
Segment Reporting Information [Line Items]
Revenue		1,913	1,904
Operating Segments | Communication Systems
Segment Reporting Information [Line Items]
Revenue		1,904	1,754
Income from Continuing Operations before Income Taxes
Segment Operating Income		566	514
Selected Financial Information by Business Segment and Geographical Area
Capital Expenditures		26	14
Depreciation and Amortization		57	64
Operating Segments | Electronic Systems
Segment Reporting Information [Line Items]
Revenue		2,365	2,245
Income from Continuing Operations before Income Taxes
Segment Operating Income		432	457
Selected Financial Information by Business Segment and Geographical Area
Capital Expenditures		57	40
Depreciation and Amortization		44	29
Operating Segments | Space and Intelligence Systems
Segment Reporting Information [Line Items]
Revenue		1,913	1,904
Income from Continuing Operations before Income Taxes
Segment Operating Income		331	314
Selected Financial Information by Business Segment and Geographical Area
Capital Expenditures		33	34
Depreciation and Amortization		36	37
Corporate
Segment Reporting Information [Line Items]
Revenue		(14)	(6)
Selected Financial Information by Business Segment and Geographical Area
Capital Expenditures		20	27
Depreciation and Amortization		122	142
Unallocated corporate expense
Income from Continuing Operations before Income Taxes
Segment Operating Income		(225)	(228)
Pension adjustment		(184)	(164)
Adjustment for compensation expense		12
Unallocated corporate expense | Non-core Commercial Business | Business Exit
Income from Continuing Operations before Income Taxes
Business charges in connection with transition and exit costs		47
Unallocated corporate expense | Exelis
Income from Continuing Operations before Income Taxes
Amortization expense related to intangible assets		101	109
Integration and other business acquisition related costs		$ 5	$ 58